Long-term Debt (Details Textual) (USD $)	1 Months Ended									12 Months Ended
	Mar. 31, 2007	Aug. 31, 2009	Oct. 31, 2010	Dec. 31, 2010	Mar. 31, 2012	Dec. 13, 2013	Apr. 30, 2012	May 31, 2012	Jun. 30, 2012	Dec. 31, 2014
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										200,000
Notes Payable to West Virginia Development Office [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument	8 years
Long-term Debt, Gross (in dollars)	$ 685,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Number of Debt Instrument Periodic Payments	96 months
Debt Instrument, Periodic Payment	8,035
Debt Instrument, Maturity Date	Apr. 30, 2015
Debt Instrument, Collateral	The note is secured by equipment
Pledged Assets, Not Separately Reported, Other	1,057,167
Notes Payable to West Virginia Economic Development Authority, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument		10 years
Long-term Debt, Gross (in dollars)		242,631
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Number of Debt Instrument Periodic Payments		120 months
Debt Instrument, Periodic Payment		2,457
Debt Instrument, Maturity Date		Aug. 31, 2019
Debt Instrument, Collateral		The note is secured by 50% of equipment
Pledged Assets, Not Separately Reported, Other		569,812
Note Payable to West Virginia Infrastructure and Jobs Development Council, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument		10 years
Long-term Debt, Gross (in dollars)		242,630
Debt Instrument, Interest Rate, Stated Percentage		3.25%
Number of Debt Instrument Periodic Payments		120 months
Debt Instrument, Periodic Payment		2,371
Debt Instrument, Maturity Date		Aug. 31, 2019
Debt Instrument, Collateral		The note is secured by 50% of equipment
Pledged Assets, Not Separately Reported, Other		569,812
Note Payable to West Virginia Economic Development Authority, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument			10 years
Long-term Debt, Gross (in dollars)			900,000
Debt Instrument, Interest Rate, Stated Percentage			3.26%
Number of Debt Instrument Periodic Payments			120 months
Debt Instrument, Periodic Payment			8,802
Debt Instrument, Maturity Date			Oct. 31, 2020
Debt Instrument, Collateral			The note is secured by equipment
Pledged Assets, Not Separately Reported, Other			997,248
Note Payable to West Virginia Infrastructure and Jobs Development Council, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument				10 years
Long-term Debt, Gross (in dollars)				900,000
Debt Instrument, Interest Rate, Stated Percentage				3.25%
Number of Debt Instrument Periodic Payments				120 months
Debt Instrument, Periodic Payment				8,781
Debt Instrument, Maturity Date				Dec. 31, 2020
Debt Instrument, Collateral				The note is secured by equipment
Pledged Assets, Not Separately Reported, Other				1,098,249
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument					18 months
Long-term Debt, Gross (in dollars)					290,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Debt Instrument, Maturity Date					Sep. 30, 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					72,500
Debt Instrument, Convertible, Conversion Price					$ 2.00
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] | Due on March 15, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment						100,000
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] | Due on June 15, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment						190,000
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument							3 months
Long-term Debt, Gross (in dollars)							400,000
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Periodic Payment							100,000
Debt Instrument, Periodic Payment, Principal							100,000
Debt Instrument, Maturity Date							Jun. 30, 2012
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							88,889
Debt Instrument, Convertible, Conversion Price							$ 0.50
Debt Instrument, Face Amount							300,000
Convertible Promissory Note Payable to West Virginia High Technology Consortium Foundation [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument								30 months
Long-term Debt, Gross (in dollars)								200,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Number of Debt Instrument Periodic Payments								25 months
Debt Instrument, Periodic Payment								9,001
Debt Instrument, Maturity Date								Nov. 30, 2014
Debt Instrument, Collateral								The note is secured by 50% of equipment
Debt Instrument, Convertible, Conversion Price								$ 0.50
Pledged Assets, Not Separately Reported, Other								447,320
Note Payable to West Virginia Economic Development Authority, Series 3 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument									10 years
Long-term Debt, Gross (in dollars)									200,000
Debt Instrument, Interest Rate, Stated Percentage									2.00%
Number of Debt Instrument Periodic Payments									120 months
Debt Instrument, Periodic Payment									1,840
Debt Instrument, Maturity Date									Jun. 30, 2022
Debt Instrument, Collateral									The note is secured by 50% of equipment
Pledged Assets, Not Separately Reported, Other									$ 447,320
Capital Leases [Member]
Debt Instrument [Line Items]
Lease Expiration Date										May 2015 through October 2019
Capital Lease Obligation Collateral										secured by equipment with an aggregate cost of $1,095,751
Capital Leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Duration of Lease										60 months
Imputed Interest Rate										6.11%
Capital Leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Duration of Lease										30 months
Imputed Interest Rate										5.96%